Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Preferred Shares and Warrants Accounting
Preferred Shares and Warrants Accounting: The Company follows the provision of ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging” to determine the classification of certain freestanding financial instruments as permanent equity, temporary equity or liability. The Company, when assessing the accounting of the warrants, the pre-funded warrants, the Series B Preferred Shares and the Series C Preferred Shares takes into consideration ASC 480 to determine whether the warrants, the pre-funded warrants, the Series B Preferred Shares and the Series C Preferred Shares should be classified as permanent equity instead of temporary equity or liability. The Company further analyses the key features of the warrants, the pre-funded warrants, the Series B and Series C Preferred Shares to determine whether these are more akin to equity or to debt. In its assessment, the Company identifies any embedded features, examines whether these fall under the definition of a derivative according to ASC 815 applicable guidance or whether certain of these features affect the classification. In cases when derivative accounting is deemed inappropriate, no bifurcation of these features is performed. For those warrants meeting the classification of liability, the initial recognition is at fair value and are remeasured at each balance sheet date with the offsetting adjustments recorded in change in fair value of warrant liabilities within the consolidated statements of operations. Upon settlement or termination, warrants classified as liabilities at fair value, are marked to their fair value at the settlement date and then the liability settled. The Company values its warrants classified as liabilities using the Black-Scholes option pricing model.

Accounting Pronouncements - Adopted
Accounting Pronouncements - Adopted

Reference Rate Reform (Topic 848): In 2020, the Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. The objective of the guidance in Topic 848 is to provide temporary relief during the transition period. The Board included a sunset provision within Topic 848 based on expectations of when the London Interbank Offered Rate (LIBOR) would cease being published. At the time that Update 2020-04 was issued, the UK Financial Conduct Authority (FCA) had established its intent that it would no longer be necessary to persuade, or compel, banks to submit to LIBOR after December 31, 2021. As a result, the sunset provision was set for December 31, 2022—12 months after the expected cessation date of all currencies and tenors of LIBOR. In March 2021, the FCA announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023, which is beyond the current sunset date of Topic 848. Because the current relief in Topic 848 may not cover a period of time during which a significant number of modifications may take place the sunset date of Topic 848 was deferred from December 31, 2022, to December 31, 2024 with the issuance of ASU 2022-06 in December 2022, after which entities will no longer be permitted to apply the relief in Topic 848. In addition, in January 2021, the FASB issued another ASU (ASU No. 2021-01) with respect to the Reference Rate Reform (Topic 848). The amendments in this Update clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. As of June 30, 2023, the Company has elected one of the optional expedients provided in the standard that allows entities with contract modifications within the scope of Topic 470; for which the terms that are modified solely relate to directly replacing, or having the potential to replace, a reference rate with another interest rate index, to account for the modification that meets the scope of paragraphs 848-20-15-2 through 15-3 as if the modification was not substantial. That is, the original contract and the new contract shall be accounted for as if they were not substantially different from one another, and the modification shall not be accounted for in the same manner as a debt extinguishment. The Company will continue to evaluate the potential impact of adopting the standards on its consolidated financial statements.